STATEMENTS OF CASH FLOWS (Unaudited)	1 Months Ended
Sep. 30, 2025 USD ($)
Pelican Holdco Inc [Member]
Cash Flows from Operating Activities
Net loss	$ (473)
Changes in operating assets and liabilities:
Accounts payable	473
Net cash used in operating activities
Net Change in Cash
Cash – beginning of the period
Cash – end of the period
Supplemental disclosure for non-cash financing activities:
Income tax and interest paid